S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 16, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care. This duty has been defined as a requirement to act as a reasonably diligent director having both the general knowledge, skill and experience that may reasonably be expected of a director carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, pursuant to our amended and restated memorandum and articles of association, so long as a director has disclosed any interests in a transaction entered into or to be entered into by our company to the board he/she may: vote on a matter relating to the transaction; attend a meeting of directors at which a matter relating to the transaction arises and be included among the directors present at the meeting for the purposes of a quorum; and sign a document on behalf of our company, or do any other thing in his capacity as a director, that relates to the transaction.

Our sponsor and its affiliates(s) as well as our directors and officers presently have, and in the future any of our sponsor and its affiliate(s), our directors and our officers may have additional, fiduciary or contractual obligations to other entities pursuant to which such sponsor, affiliate(s), officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under British Virgin Islands law, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under British Virgin Islands law, we renounce our interest or expectancy in any corporate opportunity offered to any officer or director unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one we are legally and contractually permitted to complete on a reasonable basis. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Our directors and officers are also not required to commit any specified amount of time to our affairs, and, accordingly, will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence. In addition, our sponsor, officers and directors are now, and may in the future, sponsor or participate in the formation of, or become sponsors, an officer or director of, any other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments, may present additional conflicts of interest in determining to which entity a particular business opportunity should be presented, in pursuing an initial business target and in allocating their time to devote to our affairs. Although we have no formal policy in place for vetting potential conflicts of interest, our Board of Directors will review any potential conflicts of interest on a case-by-case basis. In particular, our officers and directors, and affiliates of our officers and directors, are currently sponsoring other blank check companies, and may look for an acquisition target in any location, has a window in which it may complete its initial business combination that overlaps the corresponding window we have.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity(1)	Entity’s Business	Affiliation
Naphat Sirimongkolkasem	Black Chimp Limited	Investment Holding	Director
	Delta Investment Holding Limited	Investment Holding	Director
	Bitdeer Technologies Group	Technology	Director
	First Sino-Asia (Thailand)	Investment and Advisory Services	Director
	First Euro Investment Limited	Financial Services	Director
Joseph Shiu Wing Chow	Wellington Legal LLP	Law Firm	Co-founder and Partner
	Integrated Waste Solutions Group Holding Limited	Waste Solutions	Independent Non-Executive Director
	Eastern International Ltd.	Logistics Services	Independent Director
	Pallas Trust Group Limited	Trust Company	Director and Shareholder
	Maven Corporate Service Limited	Company Secretarial Services	Director and Shareholder
	DSL Investments Limited	Investment Holding	Director
Dr. Yuxun Sun	Fangmei Education Research Institute	Education	Assistant Professor
	Coral River Investment Corp.	Investment Holding	Director
Ms. Jiang Hua Feng	Inner Mongolia Environmental Protection Investment Group Co., Ltd.	Environmental Protection	Data Analyst

Accordingly, if any of the above officers or directors become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under British Virgin Islands law. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under British Virgin Islands law, we renounce our interest or expectancy in any corporate opportunity offered to any officer or director unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one we are legally and contractually permitted to complete on a reasonable basis. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or an independent accounting firm or any other firm that commonly renders valuation opinions or from an independent accounting firm, that such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

In the event that we submit our initial business combination to our public shareholders for a vote, D. Boral (and its designees), our sponsor, officers and directors have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement entered into with us, to vote any founder shares, private placement shares and Representative’s Shares held by them (and their permitted transferees will agree) in favor of our initial business combination.